Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2010
Segment Reporting
Summary of Business Segment Results

Year ended December 31, 2008	Retail Banking	Corporate Banking	Capital Markets Activities	Credit Card Operations	Other	Total segment	Inter-segment Transactions(1)	U.S. GAAP Adjustments	Total
	(In millions of Korean won)

Operating income	13,221,279	10,795,406	35,060,413	2,420,638	4,344,574	65,842,310	(19,548,677)	(27,512,912)	18,780,721
Operating expense	11,501,353	10,996,918	34,941,864	1,938,147	3,581,537	62,959,819	(19,381,568)	(26,584,315)	16,993,936

Segment results	1,719,926	(201,512)	118,549	482,491	763,037	2,882,491	(167,109)	(928,597)	1,786,785

Interest income	12,224,734	9,551,144	4,352,695	2,115,252	1,385,306	29,629,131	(12,713,112)	(1,087,577)	15,828,442
Interest expense	9,256,727	8,206,760	4,204,987	614,730	564,010	22,847,214	(13,337,045)	(150,516)	9,359,653

Net interest income (expense)	2,968,007	1,344,384	147,708	1,500,522	821,296	6,781,917	623,933	(937,061)	6,468,789

Provision for credit losses	203,038	1,351,006	12,789	98,393	163,227	1,828,453	(1,233)	486,234	2,313,454

Non-interest income	996,545	1,244,262	30,707,718	305,386	2,959,268	36,213,179	(6,835,565)	(26,425,335)	2,952,279
Non-interest expenses	1,822,477	1,384,180	30,723,017	1,166,056	2,722,721	37,818,451	(6,061,312)	(26,843,497)	4,913,642

Net non-interest income (expenses)	(825,932)	(139,918)	(15,299)	(860,670)	236,547	(1,605,272)	(774,253)	418,162	(1,961,363)
Depreciation and amortization	219,111	54,972	1,071	58,968	131,579	465,701	18,022	(76,536)	407,187

Extraordinary gain	—	—	—	—	—	—	—	—	—
Net income (loss) before tax expense (benefits)	1,719,926	(201,512)	118,549	482,491	763,037	2,882,491	(167,109)	(928,597)	1,786,785

Income tax expense (benefit)	472,980	(55,416)	32,600	132,686	94,400	677,250	164,832	(388,235)	453,847
Cumulative effect of a change in accounting principle	—	—	—	—	—	—	—	—	—

Net income (loss)	1,246,946	(146,096)	85,949	349,805	668,637	2,205,241	(331,941)	(540,362)	1,332,938

Segments' total assets	98,796,601	91,525,828	51,037,945	11,225,114	35,429,231	288,014,719	(20,465,928)	(9,221,880)	258,326,911

(1) Includes eliminations for consolidation, inter-segment transactions and certain differences in classification under management's reporting system.
(2)

Figures shown in the above table for the year ended December 31, 2008 represent the consolidated income statement data of Kookmin Bank for the period between January 1, 2008 and June 30, 2008 of (Won)1,263 billion and the Company for the period between September 29, 2008 and December 31, 2008 of (Won)610 billion under Korean GAAP. However, the consolidated income statement of the Company from September 29, 2008 and December 31, 2008 includes results of all subsidiaries from July 1, 2008 to December 31, 2008 because the acquisition cost of Kookmin Bank and its subsidiaries in connection with the comprehensive stock transfer pursuant to which the Company was established has been determined as the net asset amount of Kookmin Bank and its subsidiaries as of June 30, 2008 based on Korean GAAP.

Year ended December 31, 2009	Retail Banking	Corporate Banking	Capital Markets Activities	Credit Card Operations	Other	Total segment	Inter-segment Transactions(1)	U.S. GAAP Adjustments	Total
	(In millions of Korean won)

Operating income	10,767,548	9,117,257	19,508,950	2,559,243	2,863,332	44,816,330	(14,223,088)	(13,489,676)	17,103,566
Operating expense	9,603,133	9,165,844	19,394,967	1,932,273	3,471,157	43,567,374	(13,526,540)	(13,863,321)	16,177,513

Segment results	1,164,415	(48,587)	113,983	626,970	(607,825)	1,248,956	(696,548)	373,645	926,053

Interest income	9,889,533	8,378,695	3,846,266	2,288,233	135,708	24,538,435	(9,762,047)	(1,186,268)	13,590,120
Interest expense	7,449,611	6,556,592	3,701,876	463,649	593,218	18,764,946	(10,413,325)	(120,192)	8,231,429

Net interest income(expense)	2,439,922	1,822,103	144,390	1,824,584	(457,510)	5,773,489	651,278	(1,066,076)	5,358,691

Provision for credit losses	263,761	1,391,912	53,049	266,046	323,641	2,298,409	576	(94,992)	2,203,993

Non-interest income	878,015	738,562	15,662,684	271,010	2,727,624	20,277,895	(4,461,041)	(12,303,408)	3,513,446
Non-interest expenses	1,693,885	1,154,559	15,638,908	1,147,435	2,393,227	22,028,014	(3,131,927)	(13,585,003)	5,311,084

Net non-interest income (expenses)	(815,870)	(415,997)	23,776	(876,425)	334,397	(1,750,119)	(1,329,114)	1,281,595	(1,797,638)
Depreciation and amortization	195,876	62,781	1,134	55,143	161,071	476,005	18,136	(63,134)	431,007

Extraordinary gain	—	—	—	—	—	—	—	—	—
Net income (loss) before tax expense (benefits)	1,164,415	(48,587)	113,983	626,970	(607,825)	1,248,956	(696,548)	373,645	926,053

Income tax expense (benefit)	320,214	(13,362)	31,346	172,416	(464,782)	45,832	(20,918)	182,570	207,484
Cumulative effect of a change in accounting principle	—	—	—	—	—	—	—	—	—

Net income (loss)	844,201	(35,225)	82,637	454,554	(143,043)	1,203,124	(675,630)	191,075	718,569

Segments' total assets	100,871,142	89,113,715	45,348,512	11,991,434	37,685,520	285,010,323	(22,841,873)	(8,313,018)	253,855,432

(1)	Includes eliminations for consolidation, inter-segment transactions and certain differences in classification under management's reporting system.

Year ended December 31, 2010	Retail Banking	Corporate Banking	Capital Markets Activities	Credit Card Operations	Other	Total segment	Inter-segment Transactions(1)	U.S. GAAP Adjustments	Total
	(In millions of Korean won)

Operating income	9,735,200	8,191,828	11,046,821	2,550,892	4,128,085	35,652,826	(9,966,633)	(9,287,049)	16,399,144
Operating expense	9,104,529	8,948,482	11,128,449	1,990,770	4,352,537	35,524,767	(9,857,767)	(8,979,440)	16,687,560

Segment results	630,671	(756,654)	(81,628)	560,122	(224,452)	128,059	(108,866)	(307,609)	(288,416)

Interest income	9,018,180	7,835,889	3,353,268	2,229,997	1,066,954	23,504,288	(10,483,894)	15,605	13,035,999
Interest expense	6,719,691	5,835,431	3,431,347	428,815	518,383	16,933,667	(9,888,850)	(74,273)	6,970,544

Net interest income (expense)	2,298,489	2,000,458	(78,079)	1,801,182	548,571	6,570,621	(595,044)	89,878	6,065,455

Provision for credit losses	300,542	2,201,632	(106)	115,077	69,924	2,687,069	(41,651)	922,622	3,568,040

Non-interest income	717,020	355,939	7,693,553	320,895	3,061,131	12,148,538	517,261	(9,302,654)	3,363,145
Non-interest expenses	1,938,183	863,711	7,696,195	1,405,007	3,590,607	15,493,703	53,959	(9,758,254)	5,789,408

Net non-interest income (expenses)	(1,221,163)	(507,772)	(2,642)	(1,084,112)	(529,476)	(3,345,165)	463,302	455,600	(2,426,263)
Depreciation and amortization	146,113	47,708	1,013	41,871	173,623	410,328	18,775	(69,535)	359,568

Extraordinary gain	—	—	—	—	—	—	—	—	—
Net income (loss) before tax expense (benefits)	630,671	(756,654)	(81,628)	560,122	(224,452)	128,059	(108,866)	(307,609)	(288,416)

Income tax expense (benefit)	152,622	(183,110)	(19,754)	135,550	(152,683)	(67,375)	(13,616)	385,099	304,108
Cumulative effect of a change in accounting principle	—	—	—	—	—	—	—	—	—

Net income (loss)	478,049	(573,544)	(61,874)	424,572	(71,769)	195,434	(95,250)	(692,708)	(592,524)

Segments' total assets	99,116,624	86,755,985	45,595,806	12,333,118	41,292,855	285,094,388	(23,086,420)	(10,255,966)	251,752,002

Allowance for Loan Losses under U.S.GAAP for Each Segment

	Retail Banking	Corporate Banking	Capital Markets Activities	Credit Card Operations	Other	Total
	(In millions of Korean won)

As of December 31, 2009	461,013	2,532,894	335	202,173	144,631	3,341,046
As of December 31, 2010	471,728	3,483,634	421	165,912	125,631	4,247,326

Reconciliation from Korean GAAP to U.S.GAAP of Business Segments Total Assets

	2008	2009	2010
	(In millions of Korean won)
Segments' total assets	288,014,719	285,010,323	285,094,388

U.S. GAAP adjustments	(9,221,880)	(8,313,018)	(10,255,966)

Cash and cash equivalents	604,598	(129,864)	(212,517)
Restricted cash	887,372	453,122	3,014
Interest-bearing deposits in other banks	(1,706,276)	(879,692)	(559,572)
Call loans and securities purchased under resale agreements	19,491	(447)	10,311
Trading assets	(2,933,946)	(2,409,763)	(2,878,867)
Investment	(2,132,307)	(2,526,622)	(4,345,061)
Loans (net of allowance for loan losses)	1,798,977	2,189,741	1,119,427
Premises and equipment, net	(1,727,649)	(1,728,172)	(1,733,769)
Accrued interest and dividends receivable	(147,496)	(124,553)	(227,980)
Security deposits	(2,000)	(103,477)	(77,534)
Goodwill	341,765	442,695	528,144
Other intangible assets	34,474	11,027	5,475
Other assets	(4,258,883)	(3,507,013)	(1,887,037)

Inter-segment transactions	(20,465,928)	(22,841,873)	(23,086,420)

Consolidated total assets	258,326,911	253,855,432	251,752,002

Reconciliation from Korean GAAP to U.S.GAAP of Business Segments Operating Income

	2008	2009	2010
	(In millions of Korean won)
Segments' operating income	65,842,310	44,816,330	35,652,826

U.S. GAAP adjustments:	(27,512,912)	(13,489,676)	(9,287,049)

Interest and dividend income:
Deposits in other banks	(37,278)	(48,354)	(41,126)
Loans, including fees	(925,841)	(1,004,779)	284,167
Trading assets	(139,742)	(96,340)	(48,451)
Investment securities	4,396	(38,915)	(186,902)
Call loans and securities purchased under resale agreements	10,888	2,120	7,917

	(1,087,577)	(1,186,268)	15,605

Non-interest income:
Trust fees, nets	20,980	23,701	21,586
Other fees and commission income	825,337	895,026	(397,892)
Net trading revenue	(25,837,632)	(12,061,769)	(7,498,021)
Net gain on investments	(625,070)	(190,683)	(251,702)
Other non-interest income	(808,950)	(969,683)	(1,176,625)

	(26,425,335)	(12,303,408)	(9,302,654)

Inter-segment transactions	(19,548,677)	(14,223,088)	(9,966,633)

Consolidated operating income	18,780,721	17,103,566	16,399,144